As filed with the Securities and Exchange Commission on April 16, 2003
                      Registration No. 333-47406 811-10167

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

         Pre-Effective Amendment No.                          [ ]

         Post-Effective Amendment No.       4                 [X]
                                            -

         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                          [X]

         Amendment No.  2                                     [X]
                        -


             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-4 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 South Olive, Los Angeles, CA 90015-2211
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065
                                 --------------

Name and Address of Agent for Service:               Copies to:
--------------------------------------               ----------
David M. Goldstein, Esq.                    Frederick R. Bellamy, Esq.
Senior Vice President and                   Sutherland, Asbill & Brennan LLP
Deputy General Counsel                      1275 Pennsylvania Avenue, N. W.
Transamerica Occidental Life                         Washington, D.C.  20004
         Insurance Company
1150 South Olive Street
Los Angeles, CA 90015
                      Title of securities being registered:
               Flexible Premium Variable Life Insurance Contracts.

         It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] On May 1,2003 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On ______ pursuant to paragraph (a)(1)

         If appropriate, check the following box:
         __X___ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Incorporating by reference Post-Effective Amendment No. 3 File No. 333-47406 (Filed February 13, 2003) to this Registration Statement on Form N-6, the Prospectus, Statement of Additional Information, and Part C.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 16th day of April, 2003.

             Transamerica Occidental Life Separate Account VUL-4 of
                 Transamerica Occidental Life Insurance Company
                                  (Registrant)


                  By: ________________________________________
                              Priscilla I. Hechler
                          Assistant Vice President and
                               Assistant Secretary

                 Transamerica Occidental Life Insurance Company
                                   (Depositor)


                   By: ______________________________________
                              Priscilla I. Hechler
                          Assistant Vice President and
                               Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures              Titles                              Date

Ron F. Wagley*          ___________________________        April 16, 2003
                        President and Director
Brenda K. Clancy*       ___________________________        April 16, 2003
                        Director and Senior Vice President
Douglas C. Kolsrud*     __________________________         April 16, 2003
                        Director and  Senior Vice President
Diane Meiners*          _________________________          April 16, 2003
                        Director
Craig D. Vermie*        _________________________          April 16, 2003
                        Director, Vice President and Counsel
Bruce Clark*            __________________________          April 16, 2003
                        Chief Financial Officer


__________________________    On April 16, 2003 as Attorney-in-Fact pursuant to
*By:  Priscilla I. Hechler    powers of attorney filed herewith.